Accounting information and policies (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of principal foreign exchange rates used in the translation of financial statements
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2023, expressed in US dollars and euros per £1, were as follows:

	2023	2022	2021
US dollar
Income statement and cash flows(1)	1.20	1.33	1.35
Assets and liabilities(2)	1.26	1.21	1.39
Euro
Income statement and cash flows(1)	1.15	1.18	1.13
Assets and liabilities(2)	1.17	1.16	1.17
(1)    Weighted average rates
(2) Closing rates
Disclosure Of Venezuelan Operations Explanatory1
The following table presents the contribution of the group’s Venezuelan operations to consolidated net sales, operating profit, operating cash flow and assets for the years ended 30 June 2023 and 30 June 2022 and with the amounts that would have resulted if the official reference exchange rate had been applied:

	Year ended 30 June 2023		Year ended 30 June 2022
	At estimated exchange rate	At official reference exchange rate	At estimated exchange rate	At official reference exchange rate
	3,807 VES/£	36 VES/£	759 VES/£	7 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	9	—	15
Operating loss	—	—	(1)	(1)
Other finance (charges)/income - hyperinflation adjustment	(2)	(212)	1	157
Net cash outflow from operating activities	—	(3)	—	(5)
Net assets	6	657	41	4,606

Sterling amounts presented at the official reference exchange rate are results of simple mathematical conversion.
The impact of hyperinflationary accounting for Lebanon was immaterial both in the current and comparative periods.